Segment Reporting (Information by Reporting Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net sales	¥ 1,422,754	¥ 1,479,627	¥ 1,526,536
Income before income taxes	137,849	145,583	121,862
Depreciation and amortization	77,445	76,647	72,994
Write-down of inventories	9,215	12,238	17,361
Capital expenditures	67,781	68,933	56,670
Total assets	3,110,470	3,095,049	3,021,184
Operating Segments
Segment Reporting Information [Line Items]
Income before income taxes	114,494	106,163	108,833
Total assets	1,647,427	1,610,135	1,672,468
Operating Segments | Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	97,445	95,092	90,694
Income before income taxes	14,512	15,745	16,134
Depreciation and amortization	5,472	5,329	4,956
Write-down of inventories	151	45	138
Capital expenditures	5,310	7,136	6,077
Total assets	81,499	81,076	78,580
Operating Segments | Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	245,727	236,265	239,444
Income before income taxes	25,662	42,232	35,782
Depreciation and amortization	17,147	16,220	16,468
Write-down of inventories	1,684	1,630	2,090
Capital expenditures	16,366	15,344	11,947
Total assets	201,360	223,133	225,568
Operating Segments | Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	225,176	247,516	277,629
Income before income taxes	15,639	16,386	3,159
Depreciation and amortization	11,494	11,425	12,527
Write-down of inventories	3,435	2,117	9,542
Capital expenditures	9,367	10,055	6,665
Total assets	308,568	287,911	306,984
Operating Segments | Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	288,511	290,902	284,145
Income before income taxes	30,061	10,974	34,372
Depreciation and amortization	17,416	17,294	16,010
Write-down of inventories	1,212	1,464	1,816
Capital expenditures	21,359	19,607	14,471
Total assets	507,924	484,683	509,836
Operating Segments | Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	145,682	170,983	204,290
Income before income taxes	1,084	(4,558)	(20,212)
Depreciation and amortization	4,024	4,570	4,339
Write-down of inventories	1,669	5,973	2,775
Capital expenditures	1,402	2,624	2,525
Total assets	88,171	92,752	102,762
Operating Segments | Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	324,012	336,308	332,596
Income before income taxes	28,080	27,106	34,569
Depreciation and amortization	14,867	14,428	11,488
Write-down of inventories	929	890	803
Capital expenditures	6,891	8,512	9,196
Total assets	322,118	301,471	304,044
Operating Segments | All Other Segments
Segment Reporting Information [Line Items]
Net sales	138,362	146,897	150,296
Income before income taxes	(544)	(1,722)	5,029
Depreciation and amortization	5,160	5,383	5,075
Write-down of inventories	135	119	197
Capital expenditures	2,437	2,604	2,213
Total assets	137,787	139,109	144,694
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(42,161)	(44,336)	(52,558)
Income before income taxes	(1,281)	(114)	(715)
Total assets	(113,198)	(131,115)	(144,199)
Corporate
Segment Reporting Information [Line Items]
Income before income taxes	24,636	39,534	13,744
Depreciation and amortization	1,865	1,998	2,131
Capital expenditures	4,649	3,051	3,576
Total assets	¥ 1,576,241	¥ 1,616,029	¥ 1,492,915